UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2011

Item 1. Report to Shareholders

International Equity Index Fund	October 31, 2011

The views and opinions in this report were current as of October 31, 2011. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

International equities fell sharply during the past six months, as European economies weakened and Europe’s sovereign debt crisis intensified. Japanese shares fell only moderately in U.S. dollar terms, as a stronger yen versus the dollar reduced losses. European markets plunged, with government and monetary officials trying to contain the escalating sovereign debt crisis as Italy, with its larger economy, replaced Greece at the center of the turmoil.

The fund returned -16.63% during the six-month period ended October 31, 2011, and -5.27% for the fund’s fiscal year compared with -15.11% and -3.35%, respectively, for the FTSE Developed ex North America Index. The fund gives shareholders exposure to non-U.S. stocks by seeking to match the performance of the FTSE Developed ex North America Index, a broadly diversified stock market index based on the investable market capitalization of more than 1,200 predominantly larger companies listed in over 20 countries.

MARKET REVIEW

International markets were punished when the U.S. government struggled to reach an agreement to raise the statutory federal debt ceiling and reduce federal spending. Market volatility and selling pressure increased further after Standard & Poor’s downgraded the U.S. government’s long-term credit rating in August. Markets in all regions faltered, led lower by emerging Europe. Sector performance was broadly negative and characteristic of a cyclical downturn as defensive sectors outperformed cyclical stocks. Materials, financials, and industrials and business services posted the biggest declines during the past six months. Consumer staples and health care held up better but still delivered losses.

Economists adopted a more cautious stance on the global growth outlook, especially for advanced economies, as the year progressed. In September, the International Monetary Fund estimated global gross domestic product (GDP) growth at 4.0% for both 2011 and 2012. The 2011 forecast for emerging economies was 6.4%, while the forecast for advanced economies was a more lackluster 1.6%.

The focus continues to be on the eurozone debt crisis. Economic data released in September were mostly disappointing, even in the stronger core countries. Germany’s second-quarter GDP grew only 0.1% on a quarter-over-quarter basis versus consensus estimates of 0.5%, while economic growth stalled in France. Second-quarter growth for the region as a whole came in below market expectations at 0.2%. Europe is facing strong headwinds, including severe fiscal austerity measures, household deleveraging, and stress in the banking sector. The European Central Bank cut a key short-term rate after the end of the reporting period.

PORTFOLIO HIGHLIGHTS

The index’s major markets include the UK, Japan, and developed countries in Europe and the Pacific Rim. It is constructed by sorting the market in each country in the index by industry groups and targeting a significant portion of the stocks in these groups for inclusion. The fund attempts to replicate the index by investing in stocks in proportion to their index weighting.

At the end of October, Europe represented 61% of net assets, with Japan and the Pacific Rim constituting most of the balance (see the Geographic Diversification table for a breakdown of regional allocations). Financials was the largest sector at 21.5% of assets, followed by industrials and business services (12.3%), consumer staples (10.8%), consumer discretionary (10.4%), materials (10.0%), energy and health care (8.3%), and other sectors making up the balance.

The energy, consumer staples, and health care sectors held up best during the fund’s fiscal year, with all delivering moderate gains. The worst-performing groups over the year were utilities, financials, and materials, which suffered during the market turmoil of the past few months and lagged over the 12-month period. Among the fund’s top gainers were Royal Dutch Shell, South Korea’s Samsung Electronics, British American Tobacco, and UK pharmaceutical giant GlaxoSmithKline. (Please refer to the fund’s portfolio of investments for a detailed list of holdings and the amount each represents in the portfolio.)

Royal Dutch Shell benefited from the high price of oil during the year, while Samsung Electronics improved its market position as the dominant provider of semiconductor chips and memory products; the company’s smartphones continue to sell extremely well. The fund’s worst performers during the 12-month period were Swiss bank UBS, which lost its CEO because of a rogue-trading scandal; Spain’s Telefonica, a victim of the country’s deteriorating economy; Société Générale, France’s second-largest bank, whose earnings plummeted due to a write-down on its exposure to Greece’s sovereign debt; the UK’s HSBC, Europe’s largest bank, also because of its sovereign debt liabilities; and Lloyds Banking Group, the UK’s largest retail bank, which reported a 27% drop in third-quarter profits.

At the end of October, the portfolio contained a broad cross section of stocks from various sectors and countries. In addition to the companies already mentioned, other top holdings included Switzerland’s Nestlé, the UK’s Vodafone, Australia’s BHP Billiton, Germany’s Siemens, and Japan’s Toyota Motor. The fund is structured to mirror its benchmark index and give investors exposure to the major international markets in the developed world.

INVESTMENT OUTLOOK

The fiscal imbalances and political stalemates of developed markets have created a muted economic recovery from the recession of 2008. The slower growth we expect in the coming months has created a gap between positive and negative earnings outlooks, reflecting wide disparities in company fortunes. On a company level, durability of growth will be tested as cyclical forces become more restrained.

In the face of these ongoing macroeconomic concerns, we retain a positive longer-term view for equity markets, which feature attractive stock valuations and healthy corporate fundamentals. The key risk to our outlook concerns the degree to which the global economy may slow down as a result of falling confidence and austerity measures now under way. We continue to believe that a recession in Europe may already have taken hold—although a double-dip recession in the U.S. is unlikely.

While the current environment is challenging, we think the problems are more political than financial. Banks are much better capitalized, liquidity has improved, and the overall financial system is on much firmer ground than in the recent past. Perhaps most important, downside support is compelling given exceptionally low valuations that include reasonable dividend yields, which are higher in many instances than government bond rates—a historically reliable indicator of equity value relative to other asset classes. In addition, corporate balance sheets are strong and are a source of potential returns through share buybacks for companies with excess cash and high free cash flow. Stronger balance sheets may also act as a cushion should hard times prevail for longer than anticipated.

As always, shareholders should be aware that we do not make investment decisions based on market forecasts or prospects for individual companies. Rather, our mission is to provide investors with low-cost exposure to non-U.S. equities through a diversified portfolio designed to replicate the performance of our benchmark index in all market conditions. It is important to maintain a long-term perspective and include an allocation to foreign securities as an integral part of a diversified investment portfolio.

Respectfully submitted,

E. Frederick Bair
Cochairman of the fund’s Investment Advisory Committee

Neil Smith
Cochairman of the fund’s Investment Advisory Committee

November 17, 2011

The committee cochairmen have day-to-day responsibility for managing the portfolio and work with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

FTSE Developed ex North America Index: A broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies listed in 21 countries. The index’s major markets include the UK, Japan, and developed countries in Europe and the Pacific Rim.

Gross domestic product (GDP): The total market value of all goods and services produced in a country in a given year.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
ARGENTINA 0.1%		
Common Stocks 0.1%		
Tenaris (EUR)	14,056	224
Total Argentina (Cost $251)		224
AUSTRALIA 8.1%		
Common Stocks 7.9%		
Adelaide Brighton	14,157	42
AGL Energy	13,871	209
Alumina	72,637	109
Amcor	36,339	266
AMP	83,369	371
Ansell	3,939	57
APN News & Media	5,891	5
Aquila Resources	4,204	26
Aristocrat Leisure	15,841	37
Asciano	87,100	138
ASX	5,167	166
Australand Property Group	9,726	26
Australia & New Zealand Banking	78,588	1,772
Bank of Queensland	6,353	56
Bendigo & Adelaide Bank	10,359	102
BGP Holdings (EUR) (1)	347,336	—
BHP Billiton	87,590	3,429
Billabong International	7,464	33
BlueScope Steel	54,274	47
Boral	21,220	87
Brambles	44,448	307
Caltex Australia	4,019	56
CFS Retail Property, Equity Units	65,401	125
Challenger	15,008	71
Charter Hall Office, Equity Units	14,503	52
Coal & Allied Industries	383	50
Coca-Cola Amatil	16,847	218

Cochlear	1,677	102
Commonwealth Bank of Australia	46,960	2,412
Commonwealth Property Office, Equity Units	72,944	71
Computershare	16,540	131
Consolidated Media	6,663	18
Crown	16,846	141
CSL	16,368	490
CSR	15,031	38
Dexus Property Group	144,042	128
Downer EDI (1)	11,968	38
DuluxGroup	10,710	29
Echo Entertainment (1)	20,300	79
Energy Resources of Australia (1)	2,271	5
Envestra	34,200	23
Fairfax Media	21,003	20
Flight Centre	2,209	45
Fortescue Metals Group	36,779	183
Foster's Group	57,471	322
Goodman Fielder	58,211	33
Goodman Group	222,178	143
GPT Group, Equity Units	55,233	182
Gunns (1)	28,047	8
GWA Group	10,750	26
Harvey Norman Holdings	23,573	53
Iluka Resources	12,463	207
Incitec Pivot	48,368	173
Insurance Australia	61,659	201
IOOF Holdings	6,840	45
James Hardie Industries, GDR (1)	12,867	83
Leighton Holdings	4,928	110
Lend Lease	16,835	135
Lynas (1)	49,033	58
Macarthur Coal	6,620	112
Macquarie Atlas Roads (1)	13,412	20

Macquarie Group	10,287	260
MAp Group, Equity Units	22,161	79
Metcash Trading	22,665	99
Mirvac Group	103,402	135
National Australia Bank	65,676	1,753
New Hope	7,378	45
Newcrest Mining	23,085	813
Nufarm (1)	5,923	29
Oil Search	38,943	262
Onesteel	39,465	49
Orica	10,692	287
Origin Energy	31,980	480
OZ Minerals	9,804	116
Paladin Energy (1)	21,347	32
Perpetual	1,292	30
Platinum Asset Management	6,618	28
Qantas Airways (1)	33,038	55
QBE Insurance	32,830	504
Ramsay Health Care	4,467	88
Rio Tinto	11,938	856
Santos	26,460	352
Seven West Media	5,435	20
Sims Metal Management	5,998	86
Sonic Healthcare	11,562	134
SP Ausnet	40,489	42
Stockland	70,935	232
Suncorp Group	37,830	338
Tabcorp Holdings	20,300	62
Tatts Group	38,159	93
Telstra	132,738	432
Ten Network Holdings (1)	23,207	22
Toll Holdings	20,922	105
Transurban Group	42,902	235
Treasury Wine Estates	19,157	75

BELGIUM 0.9%

Common Stocks 0.9%

Ageas	79,414	158
Anheuser-Busch InBev	24,145	1,341
Anheuser-Busch InBev, Strips (1)	11,328	—
Bekaert	1,346	60
Belgacom	5,067	153
Colruyt (2)	1,980	81
Delhaize	3,010	197
Dexia (2)	17,403	13
Groupe Bruxelles Lambert	2,402	185
KBC	5,283	117
Mobistar (2)	536	30
SES, GDR	9,912	253
Solvay	1,253	127
Telenet	2,539	98
UCB	4,069	178
Umicore	3,572	152
Total Belgium (Cost $3,196)		3,143

CHILE 0.1%

Common Stocks 0.1%

Antofagasta (GBP)	11,738	218
Total Chile (Cost $79)		218

CHINA 0.9%

Common Stocks 0.9%

AAC Technologies Holdings (HKD)	28,000	64
Agile Property (HKD) (2)	42,000	37
Alibaba.com (HKD) (2)	45,000	53
Anta Sports Products (HKD) (2)	28,000	25

Belle International Holdings (HKD)	192,000	368
Bosideng International Holdings (HKD)	68,000	19
C C Land Holdings (HKD)	40,000	9
Chaoda Modern Agriculture (HKD) (2)	100,464	14
China Dongxiang Group (HKD) (2)	84,000	15
China High Speed Transmission (HKD)	41,000	26
China Huiyuan Juice (HKD)	21,000	6
China Mengniu Dairy (HKD)	39,000	124
China Rongsheng Heavy Industry (HKD) (2)	62,500	21
China Travel International Investment (HKD) (2)	84,000	13
China Yurun Food Group (HKD)	39,000	66
China Zhongwang Holdings (HKD) (2)	48,400	16
Country Garden (HKD) (2)	99,000	38
ENN Energy Holdings (HKD)	24,000	87
Evergrande Real Estate (HKD) (2)	177,000	75
Fosun International (HKD)	57,500	33
GCL Poly Energy Holdings (HKD) (2)	230,000	72
Golden Eagle Retail Group (HKD) (2)	17,000	42
Gome Electrical Appliances (HKD) (2)	372,920	112
Greentown China Holdings (HKD)	23,500	15
Guorun Holdings (HKD)	110,000	27
Hengan International Group (HKD)	27,000	233
Hidili Industry International Development (HKD) (2)	31,000	13
Hopewell Highway Infrastructure (HKD)	26,500	15
Hopson Development (HKD)	22,000	13
Huabao International (HKD) (2)	37,000	24
Kingboard Laminates Holding (HKD)	26,500	14
KWG Property (HKD) (2)	38,500	16
Lee & Man Paper Manufacturing (HKD)	54,400	22
Li Ning (HKD) (2)	23,500	22
Longfor Properties (HKD) (2)	30,500	38
Melco International Development (HKD)	24,000	19
Nine Dragons Paper (HKD) (2)	41,000	27
Parkson Retail (HKD)	42,000	53

Renhe Commercial Holdings (HKD) (2)	262,000	36
Sany Heavy Equipment (HKD) (2)	27,000	23
Semiconductor Manufacturing (HKD) (1)	647,000	34
Shimao Property (HKD) (2)	42,000	41
Shougang Fushan Resources Group (HKD)	80,000	32
Shui On Land (HKD) (2)	77,450	24
Soho China (HKD) (2)	62,000	44
Tencent Holdings (HKD)	27,800	634
TPV Technology (HKD)	52,000	15
Want Want China Holdings (HKD) (2)	198,000	181
Yangzijiang Shipbuilding (SGD)	54,000	40
Zhongsheng Group Holdings (HKD) (2)	11,500	20
Total China (Cost $2,866)		3,010

DENMARK 1.0%

Common Stocks 1.0%

Carlsberg, Class B	3,538	238
Coloplast, Class B	924	134
Danske Bank, A Shares (1)	28,205	385
De Sammenslut Vogn	6,106	121
FLSmidth	1,584	100
H Lundbeck	1,758	36
Maersk, Class A	37	238
Maersk, Class B	33	223
Novo Nordisk, Class B	14,909	1,574
Novozymes, Class B	1,615	238
Rockwool International, Class B	240	24
Tryg	761	42
Vestas Wind Systems (1)	6,064	94
William Demant Holding (1)	695	55
Total Denmark (Cost $3,034)		3,502

FINLAND 0.8%

Common Stocks 0.8%

Fortum	13,256	323
Kesko	1,990	71
Kone, Class B	4,927	271
Metso	4,475	172
Neste Oil	3,816	46
Nokia	113,365	764
Nokian Renkaat	3,771	138
Outokumpu (2)	4,046	34
Rautaruukki (2)	3,132	33
Sampo, Class A	16,957	465
Sanoma (2)	1,452	20
Stora Enso, Class R	18,200	115
UPM-Kymmene	15,478	180
Wartsila, Class B	5,870	178
Total Finland (Cost $4,349)		2,810

FOREIGN/EUROPE 0.6%

Mutual Funds 0.6%

iShares MSCI EMU Index Fund, ETF (USD)	64,100	1,972
Total Foreign/Europe (Cost $1,916)		1,972

FRANCE 9.4%

Common Stocks 9.4%

Accor	6,784	221
Aeroports de Paris	884	69
Air France (1)(2)	4,468	34
Air Liquide	8,565	1,106
Alcatel-Lucent (1)	68,966	189
Alstom	8,895	331

APERAM	1,732	30
ArcelorMittal	34,895	719
Arkema	1,852	125
Atos	2,075	100
AXA	70,233	1,128
BIC	1,093	98
Biomerieux	587	51
BNP Paribas	31,556	1,399
Bollore	147	34
Bouygues	8,171	306
Bureau Veritas	1,610	125
Cap Gemini	4,611	176
Carrefour	20,565	546
Casino Guichard-Perrachon	1,314	123
CGGVeritas (1)	4,483	98
Christian Dior	2,158	304
Ciments Francais	323	28
CNP Assurances	5,276	81
Compagnie de Saint-Gobain	16,068	744
Credit Agricole	28,596	219
Danone	19,614	1,356
Dassault Systemes	1,761	148
EADS	9,737	286
Edenred	6,679	188
Eiffage	2,009	68
Electricite de France	7,636	229
Eramet	316	50
Essilor International	6,443	466
Euler Hermes	400	29
Eurazeo	905	43
Eutelsat	2,601	107
Faurecia	1,652	44
Fonciere des Regions	818	60
France Telecom	60,133	1,082

GDF Suez	51,082	1,438
GDF Suez (1)	2,058	—
Gecina	556	55
Gemalto	2,635	119
Groupe Eurotunnel	16,129	145
Hermes International	1,278	434
ICADE	610	54
Iliad	642	75
Imerys	1,122	64
Ipsen	591	19
JCDecaux (1)	1,979	53
Klepierre	2,823	88
L'Oreal	9,118	1,004
Lafarge	6,367	258
Lagardere	3,903	105
Legrand	5,846	206
LVMH	11,121	1,843
Michelin	3,938	284
Natixis	25,969	82
PagesJaunes Groupe (2)	4,149	18
Pernod-Ricard	7,941	740
Peugeot	5,225	114
PPR	2,873	447
Publicis	4,244	205
Renault	6,602	275
Rexel	2,318	41
Safran	6,207	202
Sanofi	39,399	2,820
Schneider Electric	16,219	939
SCOR	5,588	130
SEB	748	63
Societe Generale, Class A	22,395	642
Sodexo	3,513	253
STMicroelectronics	20,317	140

Suez Environnement	10,933	171
Technip	3,310	313
Television Francaise	4,799	64
Thales	2,370	83
Total	67,607	3,535
Unibail-Rodamco	2,764	549
Valeo	2,354	118
Vallourec	3,570	216
Veolia Environnement	15,107	213
Vinci	16,846	827
Vivendi	37,430	839
Wendel	749	55
Zodiac Aerospace	1,254	98
Total France (Cost $42,718)		32,976

GERMANY 7.4%

Common Stocks 6.9%

Adidas	6,333	445
Allianz	13,627	1,522
Axel Springer (2)	1,481	59
BASF	27,944	2,031
Bayer	25,033	1,597
Beiersdorf	2,701	156
Bilfinger Berger (2)	1,033	92
BMW	9,112	743
Brenntag	1,156	116
Celesio	2,532	40
Commerzbank (1)	114,145	279
Continental (1)	2,366	176
Daimler	32,129	1,632
Deutsche Bank	28,182	1,171

Deutsche Boerse (1)	5,805	320
Deutsche Lufthansa	6,814	93
Deutsche Post	27,322	415
Deutsche Telekom	99,014	1,255
E.ON	57,681	1,394
Fielmann (2)	377	40
Fraport	1,084	68
Fresenius	3,882	382
Fresenius Medical Care	6,715	489
GEA Group	5,477	151
Hamburger Hafen Und Logistik	833	26
Hannover Rueckversicherung	1,795	89
Heidelberger Zement	5,581	253
Henkel	1,689	83
HOCHTIEF	1,717	125
Infineon Technologies	32,021	285
Kabel Deutschland (1)	2,694	153
KS	5,794	367
Lanxess	2,477	146
Linde	3,866	614
Man	1,823	238
Merck	1,923	179
METRO	4,823	223
Munich Re	5,705	765
Puma	180	58
Qiagen (1)	6,920	96
RWE	11,883	507
Salzgitter	1,342	76
SAP	27,829	1,677

Siemens	27,674	2,900
SMA Solar Technology	310	18
Software	1,948	81
Suedzucker	1,691	49
ThyssenKrupp	11,681	335
TUI (1)(2)	7,419	48
United Internet	3,218	63
Volkswagen	1,022	160
Wacker Chemie (2)	466	47
		24,327
Preferred Stocks 0.5%		
Henkel	7,105	422
Hugo Boss	517	49
Porsche Automobil	4,558	266
Volkswagen	5,031	880
		1,617
Total Germany (Cost $25,544)		25,944
GREECE 0.1%		
Common Stocks 0.1%		
Alpha Bank (1)	15,789	21
Coca-Cola Hellenic Bottling	4,352	86
EFG Eurobank Ergasias (1)	12,024	11
Hellenic Petroleum	3,637	32
Hellenic Telecommunications	10,967	60
National Bank of Greece (1)	28,438	67
OPAP	7,122	82
Public Power	3,453	30
Total Greece (Cost $1,911)		389

HONG KONG 3.3%

Common Stocks 3.2%

AIA Group	273,400	825
ASM Pacific Technology (2)	5,900	65
Bank of East Asia (2)	61,780	223
Boc Hong Kong	126,000	293
Brightoil Petroleum Holdings (2)	60,000	14
Cafe de Coral	12,000	27
Cathay Pacific Airways	47,000	85
Champion REIT, REIT	73,000	30
Cheung Kong Holdings	53,000	656
Cheung Kong Infrastructure	13,000	69
Chinese Estates Holdings (2)	14,500	24
Citic Resources Holdings (1)	910	—
CLP Holdings	54,900	488
Dah Sing Banking Group	7,040	7
Dah Sing Financial	5,400	17
Esprit Holdings	38,079	55
First Pacific	86,000	89
Foxconn International (1)(2)	64,000	43
Galaxy Entertainment (1)(2)	38,000	74
Great Eagle Holdings	9,000	20
Guoco Group (2)	4,000	38
Hang Lung Group (2)	30,000	182
Hang Lung Properties	66,000	239
Hang Seng Bank (2)	22,800	294
Henderson Land Development	35,569	192
Hong Kong & China Gas	179,217	404
Hong Kong Aircraft Engineering	2,400	30
Hong Kong Exchanges (2)	32,400	542
Hongkong & Shanghai Hotels	22,000	29
Hongkong Land Holdings (USD)	53,000	278
Hopewell Holdings (2)	19,500	50

Hutchison Harbour Ring	138,000	12
Hutchison Telecommunications HK Holdings	55,000	19
Hutchison Whampoa	97,000	886
Hysan Development	23,000	80
Jardine Matheson (USD)	8,000	401
Jardine Strategic (USD)	6,500	191
Johnson Electric	54,500	32
Kerry Properties	21,000	77
Kingboard Chemicals	18,500	62
Kowloon Development	12,000	11
L'OCCITANE	13,250	29
Li & Fung	179,200	346
Lifestyle International	20,000	53
LINK, REIT	66,000	226
Mongolia Energy (1)	135,000	13
MTR	51,000	164
New World China Land	42,800	10
New World Development	87,000	91
New World Development, Rights, 11/22/11 (1)	43,500	15
Nws Holdings	29,000	44
Orient Overseas International	7,700	35
PCCW	162,000	64
Power Assets Holdings	48,500	369
Public Financial Holdings (2)	12,000	5
Sands China (1)	72,000	212
Shangri-La Asia	45,500	90
Shun Tak Holdings	44,000	20
Sino Land (2)	78,000	123
SJM Holdings	65,000	110
Sun Hung Kai Properties	58,000	788
Swire Pacific, Class A	27,000	313
Techtronic Industries (2)	35,500	31
Television Broadcasts	10,000	57
Texwinca Holdings	20,000	25

Tingyi (Cayman Island)	66,000	186
VTech Holdings	5,500	51
Wharf Holdings	45,100	240
Wheelock	24,000	69
Wing Hang Bank	6,500	59
Wynn Macau (2)	46,000	126
Xinyi Glass Holding (2)	78,000	48
Yue Yuen Industrial	24,500	69
		11,234
Mutual Funds 0.1%		
iShares MSCI Hong Kong Index Fund, ETF (USD)	15,000	243
		243
Total Hong Kong (Cost $9,558)		11,477

IRELAND 0.2%

Common Stocks 0.2%		
CRH	21,424	386
Elan (1)	17,374	207
Irish Bank Resolution Center (1)	29,788	—
Kerry Group	3,902	145
Ryanair Holdings, ADR (USD) (1)	4,000	115
Total Ireland (Cost $1,582)		853

ISRAEL 0.6%

Common Stocks 0.6%		
Africa-Israel Investments (1)	534	2
Azrieli (1)	1,028	26
Bank Hapoalim	29,370	114
Bank Leumi Le-Israel	43,736	152
Bezeq Israeli Telecommunication	59,190	126
Cellcom Israel	1,451	32

United Mizrahi Bank	3,300	28
Total Israel (Cost $2,392)		2,243

ITALY 2.4%

Common Stocks 2.4%

A2A (2)	46,628	63
Assicurazioni Generali (2)	46,918	839
Atlantia	13,789	210
Autogrill	3,786	44
Banca Carige (2)	23,993	47
Banca Monte Dei Paschi Siena	152,899	71
Banco Popolare	52,497	78
Buzzi Unicem (1)	2,452	22
Davide Campari-Milano	8,692	67
Edison (1)(2)	15,411	18
Enel	212,196	998
Enel Green Power	59,864	137
Eni	82,736	1,822
Exor	3,514	77
Fiat	23,523	144
Fiat Industrial (1)	24,395	211
Finmeccanica	12,878	88
Intesa Sanpaolo	351,933	621
Lottomatica (2)	1,869	36
Luxottica (2)	4,086	120
Mediaset	25,370	93
Mediobanca	19,018	151
Mediolanum	6,503	25
Parmalat (2)	10,251	23
Pirelli	10,621	93
Prysmian	6,417	96
Saipem	9,876	439
Snam Rete Gas (2)	50,236	244

Telecom Italia, Ordinary Shares	424,670	528
Telecom Italia, RNC Shares	160,375	169
Terna	44,650	170
Unicredit	585,735	683
Unione di Banche Italiane	26,196	99
Total Italy (Cost $14,833)		8,526

JAPAN 18.5%

Common Stocks 18.1%

ABC-Mart	800	31
ACOM (1)	1,420	25
Advantest (2)	4,500	52
Aeon	17,800	234
AEON Credit Service	2,300	34
Aeon Mall	2,700	63
Air Water	4,000	51
Aisin Seiki	4,400	140
Ajinomoto	16,000	179
Alfresa Holdings	1,200	45
All Nippon Airways	25,000	75
Alps Electric	4,000	30
Amada	9,000	59
Aoyama Trading	1,500	24
Aozora Bank	25,000	63
Asahi Glass	27,000	236
Asahi Group Holdings	10,800	222
Asahi Kasei	31,000	184
Asatsu (2)	1,000	24
Asics	4,500	60
Astellas Pharma	10,636	388
Autobacs Seven	800	37
AWA Bank	5,000	33
Bank of Kyoto	8,000	68

Benesse Holdings	2,400	105
Bridgestone	18,200	426
Brother Industries	8,300	108
Calsonic Kansei	2,000	12
Canon	40,300	1,840
Canon Sales	2,200	26
Capcom	1,500	39
Casio Computer (2)	6,200	38
Central Japan Railway	49	417
Century Tokyo Leasing	1,300	26
Chiba Bank	20,000	123
Chiyoda	6,000	69
Chubu Electric	17,000	311
Chugai Pharmaceutical	6,600	103
Chugoku Bank (2)	5,000	65
Chugoku Electric Power	8,300	124
Circle K Sunkus	1,500	25
Citizen Holdings	7,800	41
Coca-Cola West	1,700	30
COMSYS Holdings	3,200	31
Cosmo Oil	19,000	47
Credit Saison	5,500	108
Dai ichi Life Insurance	298	338
Dai Nippon Printing	16,000	168
Daicel	8,000	45
Daido Steel	10,000	61
Daihatsu Motor	5,000	89
Daiichi Sankyo	15,800	307
Daikin Industries	6,500	193
Dainippon Screen	6,000	46
Dainippon Sumitomo Pharma (2)	4,700	51
Daishi Bank	8,000	25
Daito Trust Construction	2,600	231
Daiwa House	14,000	174

Daiwa Securities Group	52,000	182
Dena	3,400	148
Denki Kagaku Kogyo	15,000	57
Denso	13,200	408
Dentsu	4,100	125
DIC	23,000	44
Disco (2)	500	27
Don Quijote	1,600	59
Dowa Holdings	9,250	56
East Japan Railway	9,100	553
Ebara	10,000	36
Eisai	6,600	262
Electric Power Development (2)	5,000	125
Elpida Memory (1)(2)	6,200	39
Exedy	700	21
Ezaki Glico	3,000	36
FamilyMart	2,200	87
Fanuc	5,400	872
Fast Retailing	1,600	287
Fuji Electric (2)	17,000	49
FUJIFILM Holdings	11,500	282
Fuji Heavy Industries	17,000	109
Fuji Media Holdings	4	6
Fujikura	11,000	35
Fujitsu Limited	46,000	246
Fukuoka Financial	26,000	101
Fukuyama Transporting	4,000	21
Funai Electric	400	8
Furukawa Electric	16,000	45
Glory Limited	1,500	32
Gree (2)	2,700	88
GS Yuasa (2)	9,000	47
Gunma Bank	11,000	57
H20 Retailing	3,000	22

Hachijuni Bank	12,000	67
Hakuhodo Dy Holdings	870	47
Hamamatsu Photonics	1,900	72
Hankyu Hanshin Holdings	38,000	161
Haseko (1)	50,000	32
Heiwa (2)	1,400	23
HIGO Bank	5,000	27
Hikari Tsushin	700	16
Hino Motors	7,000	41
Hirose Electric	900	86
Hiroshima Bank	14,000	62
Hisamitsu Pharmaceutical	1,400	56
Hitachi	103,000	553
Hitachi Cable (1)	6,000	14
Hitachi Capital	1,100	13
Hitachi Chemical	3,100	55
Hitachi Construction Machinery (2)	2,600	50
Hitachi High-Technologies	1,200	25
Hitachi Koki	1,900	14
Hitachi Metals	4,000	45
Hitachi Transport System	1,000	17
Hokkaido Electric Power	4,800	60
Hokkoku Bank	8,000	27
Hokugin Financial Group	31,000	58
Hokuriku Electric	4,900	78
Honda	41,100	1,239
Hoshizaki Electric	1,600	36
House Foods	1,700	31
HOYA	12,900	283
Hulic	2,100	23
Hyakugo Bank	6,000	23
Hyakujushi Bank	7,000	27
Ibiden	3,400	75
Idemitsu Kosan	600	56

IHI	33,000	75
Inpex	83	546
Isetan Mitsukoshi Holdings	8,820	90
Isuzu Motors	38,000	162
ITO EN	2,300	39
ITOCHU	35,400	349
ITOCHU Techno-Solutions	800	35
Iyo Bank	7,000	66
Izumi	1,600	24
J Front Retailing	11,800	52
JAFCO	1,100	23
Japan Petroleum Exploration	900	36
Japan Steel Works	8,000	55
Japan Tobacco	151	757
JFE Holdings	13,675	258
JGC	6,000	168
Joyo	18,000	75
JS Group	7,000	146
JSR	5,700	109
Jtekt	10,200	112
Juroku Bank	8,000	24
JX Holdings	55,670	324
K Holdings	1,400	59
Kagome	3,000	57
Kagoshima Bank	5,000	33
Kajima (2)	24,000	77
Kakaku.com	900	36
Kamigumi	6,000	52
Kandenko 1942	3,000	13
Kaneka	5,000	27
Kansai Electric Power	21,500	318
Kansai Paint	6,000	56
Kansai Urban Banking	12,000	21
Kao	16,400	430

Kawasaki Heavy Industries	37,000	95
Kawasaki Kisen Kaisha	18,000	37
KDDI	102	746
Keihan Electric Railway (2)	17,000	78
Keikyu (2)	12,000	108
Keio	14,000	96
Keisei Electric Railway	8,000	54
Kewpie	3,500	48
Keyence	1,240	315
Kikkoman	5,000	55
Kinden	6,000	49
Kintetsu (2)	51,000	179
Kirin Holdings	22,000	270
Kissei Pharmaceutical	1,300	24
Kobayashi Pharmaceutical	600	30
Kobe Steel	70,000	117
Koito Manufacturing	2,000	30
Kokuyo	2,900	22
Komatsu	30,500	751
Komeri	1,200	38
Konami (2)	3,400	111
Konica Minolta	12,000	87
Kose	700	17
Kubota	19,000	156
Kuraray	11,400	160
Kurita Water Industries	3,000	83
KYB	3,000	17
Kyocera	5,700	502
Kyowa Hakko Kirin	7,000	79
Kyushu Electric Power	10,600	141
Lawson (2)	2,200	124
Lintec	1,100	23
Lion	7,000	39
M3	4	18

Mabuchi Motor	900	39
Makita	3,100	116
Marubeni	39,000	226
Marui Group	7,100	56
Maruichi Steel Tube	2,100	47
Matsui Securities	3,200	15
Matsumotokiyoshi Holdings (2)	1,200	23
Mazda Motor (1)	40,000	85
MEDIPAL Holdings	5,400	50
MEIJI Holdings	1,670	73
Minebea	12,000	43
Miraca Holdings	1,300	49
Misumi	1,300	27
Mitsubishi	38,500	792
Mitsubishi Chemical	33,500	204
Mitsubishi Electric	49,000	451
Mitsubishi Estate	32,000	542
Mitsubishi Gas Chemical	11,000	72
Mitsubishi Heavy Industries	102,000	417
Mitsubishi Logistics	4,000	44
Mitsubishi Materials	29,000	77
Mitsubishi Motors (1)	123,000	163
Mitsubishi Tanabe Pharma	5,000	87
Mitsubishi UFJ Financial	428,290	1,855
Mitsubishi UFJ Lease & Finance	1,330	52
Mitsui	41,400	604
Mitsui Chemicals	23,000	76
Mitsui Engineer & Shipbuilding (2)	19,000	30
Mitsui Fudosan	27,000	447
Mitsui Mining & Smelting	17,000	47
Mitsui Osk Lines	27,000	104
Mitsumi Electric	2,600	21
Mizuho Financial Group	709,400	995
Mochida Pharmaceutical	3,000	31

Mori Seiki	3,000	27
MS&AD Insurance Group Holdings	19,400	381
Murata Manufacturing	6,800	379
Musashino Bank	800	25
Nabtesco	1,500	33
Nagase & Company	2,000	22
Nagoya Railroad	20,000	52
Namco Bandai Holdings	5,600	82
Nanto Bank (2)	8,000	42
NEC (1)	78,000	175
NGK Insulators	8,000	92
NGK Spark Plug	3,000	37
NHK Spring	5,000	46
Nichirei	7,000	31
Nidec	3,300	272
Nidec Sankyo	2,000	13
Nikon	8,900	200
Nintendo	3,200	484
Nippon Electric Glass	11,500	103
Nippon Express	24,000	93
Nippon Kayaku	4,000	39
Nippon Meat Packers	5,000	62
Nippon Paint	6,000	46
Nippon Paper Group (2)	2,600	60
Nippon Sheet Glass	26,000	56
Nippon Shokubai	5,000	51
Nippon Steel	155,000	405
Nippon Telegraph & Telephone	14,600	746
Nippon Television Network	150	21
Nippon Yusen Kabushiki Kaish	38,000	96
Nipro (2)	2,000	17
Nishi-Nippon Bank	18,000	49
Nishi-Nippon Railroad	9,000	41
Nissan Chemical Industries	5,200	51

Nissan Motor	68,400	630
Nissha Printing (2)	1,000	12
Nisshin Seifun Group	5,500	68
Nisshin Steel	22,000	35
Nisshinbo Holdings	4,000	36
Nissin Foods	2,600	100
Nitori	850	81
Nitto Denko	3,900	164
NKSJ Holdings	12,500	251
NOK	3,900	67
Nomura	111,800	425
Nomura Real Estate	2,300	37
Nomura Research Institute	5,000	113
NS Solutions	600	13
NSK	12,000	91
NTN	12,000	53
NTT Data	33	111
NTT DoCoMo	532	940
NTT Urban Development	39	27
Obayashi	16,000	73
Obic	150	29
Odakyu Electric Railway	16,000	150
Ogaki Kyoritsu Bank	9,000	28
Oji Paper (2)	24,000	119
Okuma (2)	4,000	30
Olympus Optical (2)	6,100	93
Omron	7,100	152
ONO Pharmaceutical	2,700	141
Onward Holdings	4,000	29
Oracle Corporation Japan	800	28
Oriental Land	1,400	139
ORIX	3,280	287
Osaka Gas	48,000	182
OSAKA Titanium Technologies (2)	400	22

Otsuka	400	28
Otsuka Holdings	12,700	327
Pacific Metals	4,000	23
Panahome	2,000	14
Panasonic	69,795	711
Park24	3,300	38
Point	270	12
Promise (1)	3,000	29
Rengo	6,000	40
Resona Holdings	57,100	255
Ricoh	17,000	139
Rinnai	1,200	90
Rohm Company	3,400	173
Rohto Pharmaceutical	3,000	35
Ryohin Keikaku	800	38
San-In Godo Bank	4,000	29
Sankyo-Gunma	1,500	78
Sanrio	1,300	64
Santen Pharmaceutical	1,900	71
Sapporo	9,000	34
Sapporo Hokuyo Holdings	8,900	29
Sawai Pharmaceutical	400	37
SBI Holdings	664	55
Secom	5,200	247
Sega Sammy Holdings	6,040	131
Seibu	1,000	13
Seiko Epson (2)	4,500	60
Seino Holdings	5,000	38
Sekisui Chemical	12,000	94
Sekisui House	15,000	134
Senshu Ikeda Holdings	26,600	39
Seven & I	20,152	539
Sharp	25,000	231
Shiga Bank	6,000	39

Shikoku Electric Power	5,200	133
Shima Seiki	800	15
Shimachu	1,500	32
Shimadzu	7,000	60
Shimamura	500	50
Shimano	2,100	104
Shimizu	18,000	77
Shin-Etsu Chemical	9,700	498
Shinko Electric	2,000	15
Shinsei Bank	61,000	67
Shionogi	7,800	106
Shiseido	8,900	163
Shizuoka Bank	16,000	156
Showa Denko	35,000	64
Showa Shell Sekiya	3,400	25
Sky Perfect JSAT Holdings	29	14
SMC	1,600	249
Softbank	24,500	797
Sohgo Security Services	1,500	16
Sojitz	37,300	64
Sony	30,200	635
Sony Financial	5,200	86
Sotetsu Holdings	12,000	37
Square Enix Holdings	1,400	27
Stanley Electric	4,100	60
Sugi	900	24
SUMCO (1)	3,100	31
Sumitomo	28,400	352
Sumitomo Bakelite	6,000	35
Sumitomo Chemicals	37,000	137
Sumitomo Electric Industries	17,600	196
Sumitomo Forestry	3,900	34
Sumitomo Heavy Industries	13,000	73
Sumitomo Metal Industries	107,000	202

Sumitomo Metal Mining	18,000	248
Sumitomo Mitsui Financial	42,800	1,193
Sumitomo Mitsui Trust Holdings	125,130	427
Sumitomo Osaka Cement	13,000	39
Sumitomo Real Estate Sales	340	14
Sumitomo Realty & Development	14,000	290
Sumitomo Rubber Industries	3,900	49
Sundrug	700	21
Suruga Bank	6,000	50
Suzuken	1,400	34
Suzuki Motor	12,400	264
Sysmex	1,000	33
T&D Holdings	15,200	150
Taiheiyo Cement	21,000	40
Taisei	25,000	67
Taisho Pharmaceutical Holdings (1)	2,100	148
Taiyo Nippon Sanso	9,000	64
Taiyo Yuden	4,000	31
Takara Holdings	5,000	30
Takashimaya	7,000	50
Takata	1,200	29
Takeda Pharmaceutical	17,900	808
TDK (2)	2,900	119
Teijin	22,000	77
TEPCO (1)	35,300	128
Terumo	4,700	239
The 77 Bank	9,000	36
The Bank of Yokohama	31,000	142
The Keiyo Bank	4,000	19
THK	4,000	78
Tobu Railway (2)	33,000	158
Toda	7,000	25
Toho	4,200	73
Toho Gas (2)	12,000	68

Toho Titanium (2)	900	19
Tohoku Electric Power	11,200	124
Tokai Carbon	5,000	25
Tokai Rika	1,100	18
Tokai Rubber Industries	1,200	15
Tokio Marine Holdings	18,300	436
Tokuyama (2)	8,000	29
Tokyo Broadcasting	1,500	18
Tokyo Electron	4,000	214
Tokyo Gas	61,000	262
Tokyo Steel	3,500	29
Tokyo Tatemono	9,000	28
Tokyu	28,000	135
Tokyu Land	12,000	50
TonenGeneral Sekiyu	9,000	101
Toppan Forms	1,400	11
Toppan Printing (2)	16,000	124
Toray Industries (2)	37,000	263
Toshiba	95,000	418
Toshiba Tec	3,000	11
Tosoh	13,000	42
TOTO	8,000	66
Toyo Seikan Kaisha	4,800	73
Toyo Suisan Kaisha	3,000	77
Toyobo	26,000	37
Toyoda Gosei	1,500	27
Toyota Auto Body	900	13
Toyota Boshoku	2,200	27
Toyota Industries	3,900	110
Toyota Motor	71,200	2,381
Toyota Tsusho	4,200	66
Trend Micro	3,100	111
TSI Holdings (1)	3,000	15
Tsumura	1,600	45

TV Asahi	8	13
Ube Industries	23,000	68
ULVAC (1)	1,300	19
Uni-Charm	3,100	139
UNY	4,400	40
USHIO	3,100	46
USS	700	58
Wacoal	3,000	36
West Japan Railway	4,500	191
Yahoo! Japan	519	167
Yakult Honsha (2)	5,200	147
Yamada Denki	2,880	208
Yamaguchi Financial Group	6,000	53
Yamaha	4,400	45
Yamaha Motor (1)	7,800	111
Yamatake	1,700	37
Yamato	10,400	172
Yamato Kogyo	1,600	41
Yamazaki Baking	3,000	40
Yaskawa Electric	6,000	52
Yokogawa Electric (1)(2)	6,000	57
Yokohama Rubber	8,000	46
Zeon	5,000	46
		63,752
Mutual Funds 0.4%		
iShares MSCI Japan Index Fund, ETF (USD)	147,500	1,385
		1,385
Total Japan (Cost $76,159)		65,137
KAZAKHSTAN 0.1%		
Common Stocks 0.1%		
Eurasian Natural Resources (GBP)	11,500	121

Kazakhmys (GBP)	6,373	94
Total Kazakhstan (Cost $284)		215

MEXICO 0.0%

Common Stocks 0.0%

Fresnillo (GBP)	6,404	174
Total Mexico (Cost $82)		174

NETHERLANDS 2.2%

Common Stocks 2.2%

Aegon (1)	56,598	269
Akzo Nobel (2)	6,896	363
Akzo Nobel, Rights, 12/8/11 (1)	6,896	—
ASML	13,067	546
Boskalis Westminster, GDS	2,254	79
Corio	2,709	137
Fugro, GDS	2,389	140
Heineken	9,750	472
Heineken, Class A	2,273	97
ING Groep, GDS (1)	116,904	1,010
Koninklijke Ahold	35,041	448
Koninklijke DSM	5,400	276
Koninklijke KPN	46,811	612
Koninklijke Vopak	1,522	78
Philips Electronics	29,850	618
PostNL	11,129	56
Randstad Holdings	3,784	134
Reed Elsevier	21,542	265
SBM Offshore	5,018	110
TNT Express	12,103	102
Unilever	46,935	1,614

Wolters Kluwer	8,890	157
Total Netherlands (Cost $9,098)		7,583

NEW ZEALAND 0.1%

Common Stocks 0.1%

Air New Zealand	6,391	5
Auckland International Airport	29,078	55
Contact Energy	10,568	48
Fisher & Paykel Healthcare	15,222	28
Fletcher Building	20,376	109
Kiwi Income Property Trust, Equity Units	32,444	28
Sky City Entertainment Group	17,052	48
Sky Network Television	5,719	25
Telecom New Zealand	55,907	115
The Warehouse Group (2)	5,834	16
Vector	11,261	23
Total New Zealand (Cost $580)		500

NORWAY 1.0%

Common Stocks 1.0%

Aker Solutions	6,143	71
DNB Holdings	36,827	426
Gjensidige Forsikring (2)	5,986	66
Kvaerner (1)	6,143	12
Norsk Hydro	31,316	162
Orkla (2)	30,628	265
Seadrill	10,080	331
Statoil	38,610	982
Storebrand (2)	13,521	83
Subsea 7 (1)	10,530	227
Telenor	25,093	447

Yara International	6,509	307
Total Norway (Cost $3,195)		3,379

PORTUGAL 0.3%

Common Stocks 0.3%

Banco Comercial (1)(2)	160,926	34
Banco Espirito Santo (2)	8,682	19
Brisa	13,395	46
Cimpor-Cimentos de Portugal	5,959	44
EDP Renovaveis (1)	7,790	46
Electricidade de Portugal	81,632	257
Galp Energia	7,405	153
Jeronimo Martins	7,496	129
Portugal Telecom	26,686	191
Total Portugal (Cost $1,433)		919

SINGAPORE 1.6%

Common Stocks 1.6%

Ascendas Real Estate Investment Trust	62,000	101
CapitaCommercial Trust, REIT	62,880	56
CapitaLand	94,500	203
Capitamall Trust, REIT	70,100	104
City Developments	20,000	173
ComfortDelGro	62,012	69
Cosco	27,000	22
DBS Group	52,000	507
Fraser & Neave	41,000	199
Genting Singapore (1)	181,000	247
Golden Agri Resources	264,872	134
Golden Agri Resources, Warrants, 7/1/12 (1)	20,509	2
Guocoland	9,333	14

Mutual Funds 0.0%		
iShares MSCI Singapore Index Fund, ETF (USD)	12,400	152
		152
Total Singapore (Cost $4,311)		5,816
SOUTH KOREA 5.3%		
Common Stocks 5.2%		
Amorepacific, Series 1	238	52
Amorepacific, Series 2	131	148
BS Financial (1)	5,560	61
Celltrion	2,567	86
Cheil Industries	1,488	131
Cheil Worldwide	2,570	42
CJ	502	36
CJ CheilJedang	307	85
Daelim Industrial	1,036	90
Daewoo Engineering & Construction (1)	3,710	34
Daewoo International	1,189	35
Daewoo Securities	6,620	64
Daewoo Shipbuilding & Marine	2,290	57
Daishin Securities	2,010	18
Daum Communications	393	48
DGB Financial (1)	3,930	49
Dongbu Insurance	2,110	88
Dongkuk Steel	1,380	32
Doosan	740	94
Doosan Heavy Industries	1,259	67
Doosan Infracore (1)	2,500	43
E-Mart (1)	622	161
GS Engineering & Construction	1,139	99
GS Holdings	1,383	78
Halla Climate Control	1,260	27

Hana Financial Group	7,450	263
Hanjin Heavy Industries & Construction	1,080	19
Hanjin Shipping	1,900	19
Hanjin Shipping, Rights, 11/24/11 (1)	803	3
Hanjin Shipping Holdings	1,190	9
Hankook Tire	3,400	136
Hanwha	2,230	78
Hanwha Chemical	2,090	54
Hite Jinro	1,620	37
Honam Petrochemical	474	129
Hynix Semiconductor	13,160	269
Hyosung	1,035	60
Hyundai	4,974	1,009
Hyundai Department Store	675	97
Hyundai Development	2,240	46
Hyundai Engineering & Construction	2,469	157
Hyundai Glovis	223	42
Hyundai Heavy Industries	1,725	464
Hyundai Hysco	710	28
Hyundai Merchant Marine	2,200	57
Hyundai Mipo Dockyard	447	49
Hyundai Mobis	2,205	636
Hyundai Securities	5,060	44
Hyundai Steel	1,264	115
Industrial Bank of Korea	4,860	63
Kangwon Land	4,780	127
Kb Financial	11,700	457
KCC	157	38
KEPCO Engineering & Construction	225	13
Kia Motors	9,038	584
Korea Electric Power	7,620	172
Korea Exchange Bank	7,680	57
Korea Express (1)	340	23
Korea Gas	690	23

Korea Investment Holdings	1,570	52
Korea Life Insurance	7,680	43
Korea Zinc	421	123
Korean Air	1,071	47
KT	3,800	127
KT&G	2,043	128
LG	2,568	149
LG Chemical	1,505	485
LG Display	7,990	162
LG Electronics	3,229	215
LG Hausys	245	17
LG Household & Health Care	349	157
LG Uplus	8,151	49
Lotte Chilsung Beverage	34	38
Lotte Confectionery	32	50
Lotte Midopa	580	8
Lotte Shopping	259	93
LS	958	68
Mirae Asset Securities	497	16
NCsoft	484	152
NHN (1)	1,424	297
Nong Shim	166	33
OCI	681	140
Posco	2,639	915
S-Oil	2,513	258
S1 Corporation	848	44
Samsung C & T	4,627	286
Samsung Card	1,098	41
Samsung Electro-Mechanics	1,668	127
Samsung Electronics	4,423	3,837
Samsung Engineering	1,191	243
Samsung Fine Chemicals	576	28
Samsung Fire & Marine	1,410	299
Samsung Heavy Industries	6,870	211

Samsung Life Insurance	1,786	139
Samsung SDI	1,017	123
Samsung Securities	1,989	102
Samsung Securities, Rights, 11/1/11 (1)	235	2
Samsung Techwin	1,582	85
Shinhan Financial Group	14,350	563
Shinsegae	219	55
SK C&C	589	80
SK Holdings	1,097	146
SK Innovation	2,064	308
SK Networks	2,660	27
SK Telecom	1,184	157
SKC	430	17
STX	1,749	22
STX Offshore & Shipbuilding	1,610	23
STX Pan Ocean (SGD)	3,000	19
Woongjin Coway	2,300	79
Woori Finance Holdings	12,000	114
Woori Investment & Securities	2,960	33
Woori Investments & Securities, Rights, 11/1/11 (1)	1,052	2
Yuhan	331	36
		18,172

Mutual Funds 0.1%

iShares MSCI South Korea Index Fund, ETF (USD)	7,100	393
		393
Total South Korea (Cost $15,528)		18,565

SPAIN 3.3%

Common Stocks 3.3%

Abertis Infraestructuras (2)	11,745	193
Acciona (2)	757	71
ACERINOX (2)	7,421	98

ACS Group	7,025	265
Amadeus It Holding	6,699	126
Banco Bilbao Vizcaya Argenta (2)	140,719	1,266
Banco de Sabadell (2)	41,196	148
Banco Espanol de Credito	2,480	15
Banco Popular Espanol	31,591	145
Banco Santander	255,500	2,185
Banco Santander, Rights, 11/1/11	255,500	44
Bankinter (2)	10,570	65
CaixaBank (2)	34,425	167
Corporacion Financiera Alba	929	45
Distribuidora Internacional de Alimentacion (1)	20,229	92
Enagas	5,330	105
Endesa	2,521	60
Ferrovial (2)	16,376	208
Fomento de Construcciones y Contratas (2)	1,516	39
Gas Natural	11,366	212
Grifols (1)(2)	6,342	118
Iberdrola	134,963	979
Inditex	7,548	683
Indra Sistemas	4,880	82
Mapfre (2)	27,739	101
Mediaset Espana Comunicacion (2)	4,769	31
Red Electrica (2)	1,611	78
Repsol	36,947	1,113
Telefonica	139,001	2,966
Zardoya Otis	4,368	59
Total Spain (Cost $12,958)		11,759

SWEDEN 2.8%

Common Stocks 2.7%

Alfa Laval	9,422	176
Assa-Abloy, Class B	10,321	250

Atlas Copco, A Shares	24,437	531
Atlas Copco, B Shares	5,770	112
Boliden	8,142	115
Electrolux	8,913	166
Elekta, B Shares	2,040	81
Getinge, B Shares	6,620	171
Hennes & Mauritz, Class B	17,687	583
Hexagon, B Shares	7,585	116
Holmen, B Shares (2)	1,849	52
Husqvarna, B Shares (2)	12,804	65
Industrivarden, A Shares	10,117	132
Industrivarden, C Shares	1,348	17
Investor, B Shares	13,466	263
Kinnevik Investment	6,804	142
LM Ericsson	91,166	949
Lundin Petroleum (1)	7,137	174
Modern Times, B Shares	1,764	93
Nordea Bank	91,288	829
Ratos, B Shares	7,116	94
Sandvik , A Shares	35,911	492
Scania, B Shares	12,621	212
Securitas, B Shares	10,356	94
Skandinaviska Enskilda Banken	65,690	410
Skanska	11,788	192
SKF, B Shares	12,202	269
SSAB, Series 1	8,047	78
SSAB, Series 2	1,455	12
Svenska Cellulosa, B Shares	17,948	261
Svenska Handelsbanken, A Shares	18,664	535
Swedbank	28,828	402
Swedish Match	6,343	219
Tele2, B Shares	12,484	262
TeliaSonera	65,539	454
Volvo, A Shares (2)	17,555	218

Volvo, B Shares	46,876	581
		9,802
Mutual Funds 0.1%		
iShares MSCI Sweden Index Fund, ETF (USD)	8,600	229
		229
Total Sweden (Cost $8,941)		10,031

SWITZERLAND 7.8%

Common Stocks 7.6%		
ABB	70,314	1,326
Actelion	2,883	107
Adecco	4,225	202
Aryzta (2)	2,546	123
Baloise Holding	1,488	121
Banque Cantonale Vaudois	103	53
Barry Callebaut (1)	62	59
BKW FMB Energie	472	21
Clariant (1)(2)	8,852	96
Credit Suisse	36,356	1,048
Ems Chemie Holdings (2)	525	92
GAM Holding	6,151	73
Geberit	1,220	250
Givaudan	280	255
Glencore (GBP) (2)	28,600	201
Holcim	7,363	467
Julius Baer	6,151	231
Kuehne & Nagel	1,786	221
Lindt & Spruengli	3	111
Lindt & Spruengli, Registered Shares	40	123
Logitech International (1)	108	1
Lonza Group	1,575	104
Nestle	104,891	6,070

UKRAINE 0.0%

Common Stocks 0.0%

Ferrexpo (GBP)	5,286	27
Total Ukraine (Cost $31)		27

UNITED KINGDOM 20.3%

Common Stocks 19.9%

3i Group	28,683	94
Admiral Group	5,990	113
Aegis Group	34,737	76
African Barrick Gold	3,662	32
Aggreko	7,894	216
AMEC	9,868	146
Anglo American	40,139	1,471
ARM Holdings	40,043	375
Ashmore Group	10,595	58
Associated British Foods	11,788	209
AstraZeneca	42,131	2,012
Aviva	86,665	470
Bae Systems	103,151	456
Barclays	368,716	1,140
BG Group	101,991	2,210
BHP Billiton	74,551	2,347
BP	570,396	4,204
British American Tobacco	60,438	2,766
British Land	26,783	219
British Sky Broadcasting	39,796	447
British Telecommunications	234,090	707
Bunzl	9,767	126
Burberry Group	12,877	276
Cairn Energy (1)	41,597	196
Capita Group	18,252	213

Capital Shopping Centres	19,072	101
Carnival	6,327	229
Centrica	155,960	739
Cobham	34,131	99
Compass Group	56,894	516
Daily Mail & General Trust	8,105	54
Diageo	76,245	1,579
Drax	10,860	94
Essar Energy (1)	11,704	58
Experian	30,371	394
G4S (2)	41,917	164
GKN	46,489	141
GlaxoSmithKline	152,109	3,409
Hammerson	21,062	137
Hargreaves Lansdown	7,099	57
Hays	41,351	52
HSBC	539,355	4,707
ICAP	19,762	128
IMI	9,610	127
Imperial Tobacco	30,777	1,122
Inmarsat Ventures	13,594	102
InterContinental Hotels	8,517	157
International Power	45,207	245
Interntl Consolidated Airlines Group (1)	27,609	74
Intertek	4,794	158
Invensys	24,010	86
Investec	16,236	98
ITV (1)	115,000	118
J Sainsbury	56,479	269
John Wood	11,056	109
Johnson Matthey	6,390	192
Kingfisher	69,724	288
Ladbrokes	26,858	59
Land Securities	23,570	258

Legal & General Group	174,477	307
Lloyds Banking Group (1)	1,215,813	626
Logica	47,578	72
London Stock Exchange	6,086	87
Lonmin	6,019	105
Man Group	55,851	133
Marks & Spencer Group	47,224	243
Meggitt	23,265	143
National Grid	106,195	1,052
Next	5,493	224
Old Mutual	161,536	283
Pearson	24,614	453
Petrofac	7,706	177
Prudential	76,397	790
Randgold Resources	2,752	301
Reckitt Benckiser	21,942	1,126
Reed Elsevier	37,204	319
Rentokil Group (1)	53,881	62
Resolution	43,086	189
Rexam	26,055	144
Rio Tinto	46,094	2,492
Rolls-Royce (1)	56,661	637
Rolls-Royce Holdings, C Shares (1)	3,909,609	6
Royal Bank of Scotland (1)	517,652	198
Royal Dutch Shell, A Shares	106,439	3,759
Royal Dutch Shell, B Shares	82,477	2,960
RSA Insurance Group (2)	102,673	183
SABMiller	36,018	1,307
Sage Group	38,953	174
Schroders	6,113	140
Schroders, Non-Voting Shares	434	9
Segro	21,856	85
Serco Group	14,555	121
Severn Trent	7,011	171

Shire	16,932	532
Smith & Nephew	26,423	241
Smiths Group	11,542	176
SSE	28,200	606
Standard Chartered	71,968	1,677
Standard Life	70,471	243
Tate & Lyle	13,870	145
Tesco	240,723	1,551
Tui Travel	16,640	45
Tullow Oil	26,783	601
Unilever	39,660	1,324
United Utilities	20,093	195
Vedanta Resources (2)	3,944	81
Vodafone	1,552,189	4,305
Weir Group	6,325	193
Whitbread	5,230	139
William Hill	20,753	72
William Morrison Supermarkets	79,078	383
Wolseley	8,403	242
WPP	38,097	395
Xstrata	67,309	1,120
		70,043
Mutual Funds 0.4%		
iShares MSCI United Kingdom Index Fund, ETF (USD)	90,700	1,514
		1,514
Total United Kingdom (Cost $71,579)		71,557
SHORT-TERM INVESTMENTS 0.2%		
Money Market Funds 0.1%		
T. Rowe Price Reserve Investment Fund, 0.10% (3)(4)	678,370	678
		678

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

($000s)

	Year Ended 10/31/11	10/31/10
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 11,463	$ 10,027
Net realized loss	(27,812)	(9,956)
Change in net unrealized gain (loss)	(1,262)	41,288
Increase (decrease) in net assets from operations	(17,611)	41,359
Distributions to shareholders		
Net investment income	(10,341)	(10,016)
Net realized gain	(369)	(371)
Decrease in net assets from distributions	(10,710)	(10,387)
Capital share transactions*		
Shares sold	90,363	79,548
Distributions reinvested	10,391	10,075
Shares redeemed	(158,239)	(86,259)
Redemption fees received	36	27
Increase (decrease) in net assets from capital share transactions	(57,449)	3,391
Net Assets		
Increase (decrease) during period	(85,770)	34,363
Beginning of period	437,627	403,264
End of period	**$ 351,857**	**$ 437,627**
Undistributed net investment income	9,359	8,357
*Share information		
Shares sold	7,654	7,273
Distributions reinvested	889	903
Shares redeemed	(13,368)	(7,926)
Increase (decrease) in shares outstanding	(4,825)	250

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price International Index Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth, using the FTSE™ International Limited Developed ex North America Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Credits Credits are earned on the fund’s temporarily uninvested cash balances held at the custodian and such credits reduce the amount paid by the manager for custody of the fund’s assets. In order to pass the benefit of custody credits to the fund, the manager has voluntarily reduced its investment management and administrative expense in the accompanying financial statements.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities and private placements, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on October 31, 2011:

Following is a reconciliation of the fund’s Level 3 holdings for the year ended October 31, 2011. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain (loss) on Level 3 instruments held at October 31, 2011, totaled $0 for the year ended October 31, 2011.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the year ended October 31, 2011, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of October 31, 2011, the fund held equity futures with cumulative unrealized gain of $61,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the year ended October 31, 2011, the fund recognized $82,000 of realized loss on Futures and a $49,000 change in unrealized loss on Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty risk related to exchange-traded derivatives, including futures and options contracts, is minimal because the exchange’s clearinghouse provides protection against defaults. Additionally, for exchange-traded derivatives, each broker, in its sole discretion, may change margin requirements applicable to the fund.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, and/or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. At its election, the fund may also hold additional U.S. dollars and foreign currencies in an account with the broker to settle future variation margin obligations. All cash and currencies held by the broker for initial margin or future settlements are reflected as deposits on futures contracts on the accompanying Statement of Assets and Liabilities. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended October 31, 2011, the fund’s exposure to futures, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities are not. On October 31, 2011, the value of cash collateral investments was $7,456,000, and the value of loaned securities was $6,721,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $115,620,000 and $172,484,000, respectively, for the year ended October 31, 2011.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards. Reclassifications between income and gain relate primarily to the character of net currency losses. For the year ended October 31, 2011, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the years ended October 31, 2011 and October 31, 2010, totaled $10,710,000 and $10,387,000, respectively, and were characterized as ordinary income for tax purposes. At October 31, 2011, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and the realization of unrealized gains/losses on passive foreign investment companies and/or certain open derivative contracts for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. The fund’s available capital loss carryforwards as of October 31, 2011, expire as follows: $11,710,000 in fiscal 2016, $18,272,000 in fiscal 2017, $10,857,000 in fiscal 2018, and $26,993,000 in fiscal 2019. As a result of the Regulated Investment Company Modernization Act of 2010, net capital losses realized in future fiscal years may be carried forward for an unlimited period of time but must be used before capital loss carryforwards with expiration dates. Accordingly, it is possible that a substantial portion of the fund’s current capital loss carryforwards could expire unused.

NOTE 6 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Acquisition of certain foreign currencies related to security transactions are also subject to tax. Additionally, capital gains realized by the fund upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Taxes incurred on the purchase of foreign currencies are recorded as realized loss on foreign currency transactions. Current and deferred tax expense attributable to net capital gains is reflected as a component of realized and/or change in unrealized gain/loss on securities in the accompanying financial statements. At October 31, 2011, the fund had no deferred tax liability attributable to foreign securities and no foreign capital loss carryforwards.

NOTE 7 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a subadvisory agreement with T. Rowe Price International Ltd, a wholly owned subsidiary of Price Associates, to provide investment advisory services to the fund; the subadvisory agreement provides that Price Associates may pay the subadvisor up to 60% of the management fee that Price Associates receives from the fund. The fund was previously managed by T. Rowe Price International, Inc. (Price International), which was merged into its parent company, Price Associates, effective at the close of business on December 31, 2010. Thereafter, Price Associates assumed responsibility for all of Price International’s existing investment management contracts, and Price International ceased all further operations. The corporate reorganization was designed to simplify Price Group’s corporate structure related to its international business and was intended to result in no material changes in the nature, quality, level, or cost of services provided to the T. Rowe Price funds.

The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses; interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At October 31, 2011, no shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Mutual funds and other accounts managed by T. Rowe Price and its affiliates (collectively, T. Rowe Price funds) may invest in the fund; however, no T. Rowe Price fund may invest for the purpose of exercising management or control over the fund. At October 31, 2011, 1% of the fund’s outstanding shares were held by T. Rowe Price funds.

NOTE 8 - INTERFUND BORROWING PROGRAM

Pursuant to its prospectus, the fund may borrow up to 33 1/3% of its total assets. Price Associates has developed a program that provides temporary liquidity under an interfund borrowing agreement between the fund and other T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2011, the fund incurred $1,000 in interest expense related to outstanding borrowings on one day in the average amount of $17,200,000 and at an average annual rate of 1.24%. At October 31, 2011, there were no borrowings outstanding.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price International Index Fund, Inc. and Shareholders of T. Rowe Price International Equity Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price International Equity Index Fund (one of the portfolios comprising T. Rowe Price International Index Fund, Inc., hereafter referred to as the “Fund”) at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, and confirmation of the underlying funds by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2011

Tax Information (Unaudited) for the Tax Year Ended 10/31/11

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $369,000 from short-term capital gains.

For taxable non-corporate shareholders, $8,272,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

The fund will pass through foreign source income of $11,437,000 and foreign taxes paid of $442,000.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Fund’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) and Directorships of Public Companies and
Year Elected*	Other Investment Companies During the Past Five Years

William R. Brody	President and Trustee, Salk Institute for Biological Studies (2009
(1944)	to present); Director, Novartis, Inc. (2009 to present); Director, IBM
2009	(2007 to present); President and Trustee, Johns Hopkins University
(1996 to 2009); Chairman of Executive Committee and Trustee,
Johns Hopkins Health System (1996 to 2009)

Jeremiah E. Casey	Retired
(1940)
2006

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004
(1945)	to present); Director, Under Armour (2008 to present); Director,
2000	Vornado Real Estate Investment Trust (2004 to present); Director,
Mercantile Bankshares (2002 to 2007); Director and Member of the
Advisory Board, Deutsche Bank North America (2004 to present)

Donald W. Dick, Jr.	Principal, EuroCapital Partners, LLC, an acquisition and management
(1943)	advisory firm (1995 to present)
2000

Karen N. Horn	Senior Managing Director, Brock Capital Group, an advisory and
(1943)	investment banking firm (2004 to present); Director, Eli Lilly and
2003	Company (1987 to present); Director, Simon Property Group (2004 to present); Director, Norfolk Southern (2008 to present); Director,
Fannie Mae (2006 to 2008)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2006

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder and Partner,
2001	Blackstone Real Estate Advisors, L.P. (1992 to present); Director,
General Growth Properties, Inc. (2010 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present); Managing Director, The Goldman Sachs Group, Inc.
2009	(1984 to 2008)

*Each independent director oversees 130 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[130]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Savings
Bank, and T. Rowe Price Services, Inc.; Chairman of the Board, Chief
Executive Officer, and Director, T. Rowe Price International; Chief
Executive Officer, Chairman of the Board, Director, and President,
T. Rowe Price Trust Company; Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[74]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With International
Equity Index Fund	Principal Occupation(s)

E. Frederick Bair, CFA, CPA (1969)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company

Roger L. Fiery III, CPA (1959)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, and T. Rowe
Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer	Group, Inc., and T. Rowe Price Trust Company;
formerly Partner, PricewaterhouseCoopers LLP
(to 2007)

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President	Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., T. Rowe
Price Services, Inc., and T. Rowe Price Trust
Company; Vice President, Price Hong Kong,
Price Singapore, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price International

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Investment
Services, Inc.; Assistant Treasurer and Vice
President, T. Rowe Price Services, Inc.

Neil Smith (1972)	Vice President, Price Hong Kong, Price
Executive Vice President	Singapore, T. Rowe Price Group, Inc., and
T. Rowe Price International

Ken D. Uematsu, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President

Paul W. Wojcik, CFA (1970)	Chief Risk Officer and Vice President, T. Rowe
Vice President	Price Group, Inc.; Vice President, T. Rowe Price
and T. Rowe Price Trust Company

J. Zachary Wood, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Anthony W. Deering qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Deering is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,632,000 and $1,429,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 16, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 16, 2011

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	December 16, 2011